Summary of Significant Accounting Policies (Details Narrative) - Globallink Investment Inc [Member] - USD ($)				1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Nov. 28, 2023	Mar. 06, 2023	Aug. 16, 2022	Dec. 31, 2024	Mar. 31, 2023	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Oct. 04, 2023	Sep. 09, 2023	Dec. 09, 2021
IfrsStatementLineItems [Line Items]
Effective tax rate						354.98%	(24.27%)	9.71%	27.08%	38.78%	25.84%	(32.48%)	28.61%
Statutory tax rate			1.00%			21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Exercised common stock, shares	2,180,738	6,756,695		2,285,056	6,756,695		6,756,695			6,756,695
Common stock redemption amount					$ 69,920,000		$ 69,920,000			$ 69,920,000
Shares issued price per share	$ 10.82	$ 10.35		$ 11.77								$ 11.77
Aggregate amount	$ 23,600,000			$ 26,890,000
Asset, held-in-trust	27,730,000			$ 3,270,000								$ 3,270,000		$ 130,000	$ 130,000	$ 130,000
Excise tax liability				1.00%		1.00%	1.00%			1.00%		1.00%
Excise tax liability, value				$ 1,313,485		$ 935,214	$ 935,214			$ 935,214		$ 1,313,485	$ 935,214
Excise tax description										Any amount of such Excise Tax not paid in full, will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full		Any amount of such Excise Tax not paid in full, will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.
Franchise tax liability													$ 56,000
Temporary equity, shares redemption				277,511		2,562,567	2,562,567			2,562,567		277,511	2,562,567
Redeemable noncontrolling interest equity common redemption value	$ 23,600,000	$ 69,920,000
Warrant price per share				$ 9.50		$ 9.50	$ 9.50			$ 9.50		$ 9.50
Interest and penalties							$ 2,356	$ 11,888		$ 2,356	$ 11,888	$ 121,630	$ 11,888
Taxes payable				$ 479,279		$ 437,549	$ 602,796			$ 437,549		479,279	529,505
Taxes payable													$ 239,374
Penalties and interest				109,368								109,368
Excise interest				15,847								15,847
Excise penalties				$ 93,521								$ 93,521
Public Warrants And Private Placement Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase stock																	7,242,000
Warrant price per share																	$ 10.00
Antidilutive securities							7,242,000		7,242,000	7,242,000	7,242,000	7,242,000	7,242,000